Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit for the period	€ 74.6	€ 51.2	€ 130.6	€ 100.5
Other comprehensive income:
Actuarial gains on defined benefit pension plans	54.9	3.4	83.0	27.6
Taxation charge on measurement of defined benefit pension plans	(13.2)	(1.4)	(20.7)	(8.4)
Items not reclassified to the Statement of Profit or Loss	41.7	2.0	62.3	19.2
(Loss)/gain on investment in foreign subsidiary, net of hedge	(2.4)	(0.2)	(4.7)	6.3
Effective portion of changes in fair value of cash flow hedges and cost of hedging*	42.3	(5.9)	63.2	(0.2)
Taxation charge relating to components of other comprehensive income	(8.8)	(1.7)	(12.9)	(4.9)
Items that may be subsequently reclassified to the Statement of Profit or Loss	31.1	(7.8)	45.6	1.2
Other comprehensive income for the period, net of tax	72.8	(5.8)	107.9	20.4
Total comprehensive income for the period	€ 147.4	€ 45.4	€ 238.5	€ 120.9